Earnings (Loss) Per Share (Schedule of Earnings (Loss) Per Share) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations	$ 376	[1]	$ 426	[1]	$ 361	[1]
Earnings (loss) from discontinued operations	(4)		1		(49)
Net earnings (loss)	372	[1]	427	[1]	312	[1]
Cumulative preferred stock dividends	0		0		(3)
Net earnings (loss) available to common stockholders, diluted	$ 372	[1]	$ 427	[1]	$ 309	[1]
Weighted average shares - basic	158,359,914		156,226,526		154,577,441
Dilutive stock options	848,439		1,930,072		1,828,746
Dilutive restricted stock units	622,433		813,685		425,385
Assumed conversion of preferred stock	0		0		1,553,925
Weighted average shares - diluted	159,830,786		158,970,283		158,385,497

[1]	As Adjusted (Note 2)